Prepayments, Receivables and Other Assets, Net (Details) - USD ($)					6 Months Ended
	Jun. 30, 2025	Jun. 16, 2025	Mar. 11, 2025	Feb. 15, 2025	Dec. 31, 2025	Nov. 11, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Repaid amount	$ 500,000
Wealth management term					203 days
Yield rate					4.30%
Financial assets allowance for credit losses					$ 4,585,103
Loan exceeding of current assets, percentage					5.00%
Borrower A [Member]
Prepaid Expenses and Other Current Assets, Net [Abstract]
Loan amount		$ 500,000	$ 1,500,000			$ 1,000,000
Maturity date		Jun. 16, 2026	Mar. 12, 2026
Borrower B [Member]
Prepaid Expenses and Other Current Assets, Net [Abstract]
Loan amount				$ 1,020,000.00
Maturity date				Feb. 15, 2026
Second Category Loans [Member]
Prepaid Expenses and Other Current Assets, Net [Abstract]
Maturity date					Aug. 13, 2025
Repaid amount					$ 150,000
Re-Entrusted Fund [Member]
Prepaid Expenses and Other Current Assets, Net [Abstract]
Loan amount					$ 153,587
Maturity date					Mar. 14, 2026
Entrusted Fund [Member]
Prepaid Expenses and Other Current Assets, Net [Abstract]
Maturity date					Oct. 28, 2025
Debt Instrument, Unused Borrowing Capacity, Amount					$ 350,000
Business Partners [Member]
Prepaid Expenses and Other Current Assets, Net [Abstract]
Loans mature					1 year
Interest rate					8.00%